Accounts Receivable, Net -Schedule of Movement of Allowance of Doubtful Accounts (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021 [1]	Dec. 31, 2020		Dec. 31, 2019
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
At beginning of the period	$ (1,535)	$ (1,036)		$ (367)
Additional provisions	(4,828)	(1,365)		(780)
Write-off	97	921		100
Foreign currency translation impact	(70)	(55)		11
At end of the period	$ (6,336)	$ (1,535)	[1]	$ (1,036)

[1]	The allowance for current expected credit losses reflects the Company’s estimated probable incurred losses upon adoption of ASC 326. See Note 2(j) for the Company’s CECL policy.